Trade payables (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of trade payables

	06.30.2026	12.31.2025
Third parties in Brazil	4,741	5,097
Third parties abroad	1,823	2,290
Related parties	53	55
Total	6,617	7,442